Prepaid Expenses and Other Current Assets (Details Textual) - Zhengqi International Holding Limited [Member] $ in Millions	1 Months Ended
Jan. 10, 2018 USD ($) shares
Prepaid Expenses And Other Current Assets (Textual)
Agreed to repurchase of ordinary shares | shares	966,136
Aggregate purchase price | $	$ 10